COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2019
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

25.COMMITMENTS AND CONTINGENCIES

(a)    Purchase Commitments

As of December 31, 2019, the Group had outstanding purchase commitments in relation to bandwidth and cloud infrastructure of RMB187,547,000 (US$26,939,000).

(b)    Contingencies

Litigations related with a subsidiary of BFSMC, SXHT

In October 2017, SXHT filed a lawsuit against Xin Run in the Shunyi District Court of Beijing requesting Xin Run pay overdue rent and the relating interest. In June 2019, the second instance of this case has been completed. The court has sentenced in support of the plaintiff that Xin Run should pay overdue rent from October 2017 to June 2018 in an amount equal to RMB64.8 million and the relevant interest thereon. SXHT has applied to the competent court for compulsory execution of the court decision. In August 2019, the IDC buildings (1#,2#,4#,7#,8#,9#,10#) and their related land use right have been sealed up by court. Xin Run has filed an application for suspension of such compulsory execution. As of December 31, 2019, the rental has been fully recorded equal to the sentenced amount under other payables to offset consideration for disposal of Beijing Zhao Du in the expectation to net settle with SXHT.

In June 2019, SXHT filed another lawsuit against Xin Run in the Shunyi District Court of Beijing requesting Xin Run pay overdue rent from July 2018 to March 2019 with total amount of   RMB64.8 million and the relating interest. Xin Run has filed an application for suspension of such lawsuit. The lawsuit is still pending as of March 31, 2020. Management is of the view that it is impossible to properly evaluate the outcome. However, based on the result of similar lawsuit discussion above, the rental has been recorded in the balance sheet under other payables to offset consideration for disposal of Beijing Zhao Du as of December 31, 2019 in the expectation to net settle with SXHT.

In August 2017, Xin Run, initiated a lawsuit against SXHT in Beijing. Xin Run sought the payment of remaining purchase price in the amount of RMB105.6 million and the related interest. In September 2017, SXHT filed the statement of defense and made a counterclaim, claiming, among others, the late delivery penalties and relating losses in the total amount of approximately RMB50.5 million up to September 12, 2017. In addition, Xin Run’s bank deposits and other assets in a total amount of approximately RMB50.5 million were sealed up, distrained or frozen by the court. On April 24, 2018, Xin Run amended its claim requesting, among other things, the defendant pay the additional purchase price of RMB96 million, damages for breach of contract in an amount of RMB14.4 million and the related interest of RMB8.86 million. On December 31, 2019, the court sentenced that the original equity transfer agreement with SXHT is invalid and both parties should return the money received.

In January 2020, Xin Run appealed to higher court to request that a) SXHT to should pay the interest for the RMB 82.68 million rental it has received from the date such fund was paid by Xin Run at annualized interest rate of 4.35% in the amount of RMB 13.34 million up to January 17, 2020, b) SXHT should return business license of Beijing Zhao Du to Xin Run, c) the unpaid rental balance due to SXHT should be also waived, as the lease back agreement were signed based on the original equity transfer agreement, which was sentenced by court as invalid. And that the sentence, including the compulsory execution made the June 2019 relating to the overdue rental payment should also be withdrawn. In January 2020, SXHT also appealed to higher court to request Xin Run to pay interest for the RMB 672 million consideration from the date such fund was paid to Xin Run at annualized interest rate of 9%, in the total amount of RMB263.79 million up to December 31,2019.

As of December 31, 2019, liabilities of RMB104.4 million has been recorded for the penalty in the balance sheet under accrued expenses and other current liabilities according to the original equity transfer agreement for the late delivery. Management is of the view that these legal proceedings are still subject to final sentence, and that it is impossible at this stage to properly evaluate the outcome. Therefore, no other provision has been made for this case.

Litigations related to Bank loans

In October 2019, Bank B sent notice of early maturity of loan to Xin Run and asked for the early repayment of bank loans amounted to RMB 170 million  (Note 12(b)) and related unpaid interest immediately, as the buildings ( IDC Buildings 1#, 7#, and 8#) and their related land use right pledged to Bank B have been sealed up by the court in other litigation relating to SXHT, the bank account in Bank B has been frozen. and Xin Run did not made repayment of loans according to the repayment plan, which violated the bank facility agreement. In November 2019, Bank B has filed a lawsuit against Xin Run and all the seven IDC Buildings and their related land use right were sealed up by court as requested by Bank B. Xin Run did not repay the bank loan as of as of March 31, 2020.

In October 2019, Bank C sent notice of early maturity of loan to Xin Run and asked for the early repayment of bank loans amounted to RMB160 million (Note 12(b)) and related unpaid interest, which originally should be due in 2022. As the buildings (IDC Buildings 4#, 9# and 10#) and land use right pledged to the bank have been sealed up by the court due to another lawsuit with SXHT, the bank considered that Xin Run has defaulted and asked for the immediate repayment of the RMB160 million and related unpaid interest within three days. Xin Run repaid RMB 10 million thereafter and did not repay the outstanding bank loan as of March 31, 2020. In November 2019, Bank C has filed a lawsuit against Xin Run and all the seven IDC Buildings and their related land use right were sealed up by court pursuant to the request by Bank C.

Litigations related to Beijing Kangtuo Technologies Co., Ltd (“BJKT”)

In August 2019, a building materials technology company initiated a lawsuit against Xin Run in the Beijing Shunyi District People’s Court to request payment of approximately RMB35.6 million that should be paid by Xin Run to one of the Group’s supplier BJKT, as such BJKT was obligated to pay the same amount to the building materials technology company, and the relating cost of the lawsuit. Xin Run filed a motion to dismiss the case for lack of jurisdiction, which was granted by the court and as a result, this lawsuit is still pending. The amount has been accrued as other payables under the name of BJKT.

During 2019, there are other 3 suppliers of BJKT filed similar lawsuits against Xin Run to request payment of approximately RMB 14 million in total.

In October 2019, BJKT filed a lawsuit against Xin Run in the Beijing Shunyi District People’s Court, requesting Xin Run to pay overdue construction fees of RMB 14 million and liquidated damage of RMB 6.5 million. Xin Run filed a motion to dismiss for lack of jurisdiction. However, Xin Run were notified by the court that its motion was rejected and certain real-property of Xin Run was sealed up by the court. The Group has accrued the amount as other payables.

In December 2019, BJKT filed another lawsuit against Xin Run in the Beijing Shunyi District People’s Court, requesting Xin Run to pay overdue construction fees of RMB 69.3 million and liquidated damage of RMB 9.2 million. During the court session, BJKT agree to alter the claim to construction fees of RMB 31.3 million and liquidated damage of RMB 7.3 million, because BJKT has transfer the debt due from Xin Run of RMB 38 million to one of its equipment technology company supplier, which also filed a lawsuit to Xin Run in December 2019. In December 2019, the court rendered a judgment on the case to support plaintiff’s request, and the certain IDC building of Xin Run was sealed up by the court. Xin Run has appealed the judgment to higher court. The Group has accrued the amount as other payables.

In December 2019, the aforementioned equipment technology company supplier of BJKT filed a lawsuit against Xin Run in the Beijing Shunyi District People’s Court, requesting Xin Run to repay the debt transferred from BJKT of RMB 38 million, and the related interest. Two of the IDC Buildings was sealed up by court as requested.

In summary, the total effective claim arising from the lawsuits related to BJKT were construction fee of RMB 83.3 million and related liquidated damage and interest of RMB 13.8 million, resulting in RMB 97.1 million in total. The Group has accrued liability of RMB 90.2 million as other payables as of December 31, 2019. These lawsuits are still pending as of March 31, 2020. Management is of the view that these proceedings are at a preliminary stage, therefore it is impossible at this stage to properly predict the result and potential financial impact of this pending claim, if any. No further provision provided.

Other litigations

In May, 2019, the Group received a notice from a government prosecutors’ office in Beijing that the Group was currently under investigation for allegations of enterprise bribery. The Group has engaged a criminal defense counsel to prepare for the relevant legal proceedings. By that date, Mr. Song Wang had been arrested and was also currently under investigation for the allegations of enterprise bribery against the Group. Mr. Song Wang tendered his resignation as the Company’s Chief Executive Officer to the Board on May 17, 2019. The lawsuit is still pending as of March 31, 2020. The Company is currently unable to assess the likely outcomes of such proceedings. Therefore, no provision has been made for this case.

The Company and certain of its current and former officers and directors have been named as defendants in a shareholder class action lawsuit filed in the U.S. District Court for the Central District of California (the “Central California District Court”): William Likas v. ChinaCache International Holdings Ltd. et al, Civil Action No. 2:2019-cv-06942 (C.D. Cal.) (filed on August 9, 2019). The action—purportedly brought on behalf of a class of persons who allegedly suffered damages as a result of their trading activities related to the Group’s ADSs from April 10, 2015 to May 17, 2019—alleges that certain of the Group’s public statements and filings contained materially false and misleading statements or omissions in violation of U.S. securities laws. On October 2, 2019, the Central California District Court appointed a group of two purported shareholders of the Company as the Lead Plaintiff of the class. On November 13, 2019, the Central California District Court entered an order to show cause, ordering the Lead Plaintiff to explain why this action should not be dismissed for lack of prosecution because the Lead Plaintiff had not filed a proof of service regarding any defendant. On November 20, 2019, the Lead Plaintiff submitted a response to the Court’s order to show cause and requested that the Court allow the Lead Plaintiff to serve the defendants through alternative means. On December 16, 2019, the lead plaintiff submitted a motion for alternative service, requesting the Court allow the lead plaintiff to serve two defendants, namely, the Company and Ms. Fengye Gao, the Company’s former Financial Controller,  through alternative means. On January 29, 2020, the Court granted the lead plaintiff’s motion for alternative service. The lead plaintiff submitted proofs of service for completing service on the Company and Ms. Fengye Gao on February 13, 2020. On February 27, 2020, the Court issued an order as requested by the Company and lead plaintiff, which order sets the lead plaintiff’s deadline to file an amended complaint on April 17, 2020. The lawsuits is still pending, and management is of the view that these proceedings are at a preliminary stage, therefore it is impossible at this stage to properly evaluate the outcome. Therefore, no provision has been made for this case.

In July 2017, a claim was raised by a construction company of the cloud infrastructure against Xin Run, for the alleged non-payment of construction fees of RMB73.9 million and the relating interest. In July 2019, this construction company and Xin Run reached an agreement under the mediation of the Court of Second Instance to settle this case, which both parties agreed that Xin Run should pay RMB33.7 million to this construction company. In August 2019, Xin Run repaid RMB10 million, but it did not repay the remaining balance after that. According to the agreement, if Xin Run does not settle the payment on time, it should be doubled the relating interest for the delaying days. In November 2019, the construction company has applied to the competent court for compulsory execution. As of December 31, 2019, the Group has fully accrued the amount as other payables.

In April 2019, a trading company filed a lawsuit against Xin Run for the payment of equipment purchase price and related penalty in a total amount of approximately RMB37.2 million. In June 2019, the trading company and Xin Run reached an agreement under the mediation of the court. According to the agreement, Xin Run should pay RMB20.2 million and related interest of RMB6.0 million to the trading company, among which, RMB 20.2 million should be paid by 2019 and RMB 6 million by January 2020. Both parties also agreed that if Xin Run does not settle the payment on time, it should be pay the relating interest with interest rate 2% per month for the delayed days. By 2019, Xin Run only settled RMB2.0 million, failing to repay the outstanding balance as agreement. As of December 31, 2019, the Group has fully accrued the amount as other payables.

In April 2019, a technology company filed a lawsuit in Shanghai Minhang District People’s Court against Beijing Blue I.T., demanding payment of service fee and relevant liquidated damage in a total amount of approximately RMB28.3 million. The court rendered a judgment on the case on October 15, 2019, which ruled that Beijing Blue I.T. should pay relevant service fee, liquidated damage and costs of legal proceedings. Beijing Blue I.T. has appealed the judgment to higher court. Subsequently in January 2020, plaintiff and Xin Run reached an agreement under the mediation of the Court of Second Instance to settle this case. Xin Run should pay RMB27.5 million to plaintiff by October 2020. The Group has fully accrued the service fee as liability in balance sheet as of December 31, 2019.

In June 2019, a computer company filed a lawsuit against Xin Run requesting for the payment of equipment purchase fee and its related interest in a total amount of RMB40.8 million. Thereafter Xin Run filed a motion to dismiss the company’s counterclaim arguing that the court does not have the jurisdiction. In November 2019, the court made judgment and agreed to transfer the case to Chaoyang District Court of Beijing. In June 2019, the computer company also filed a lawsuit against Xin Run requesting for the payment of construction service fee and its related interest in a total amount of RMB58.1 million. In September 2019, the computer company altered its request for litigation with claiming extra construction fee with the amount of RMB16.5 million. Both the lawsuits are pending as of March 31, 2020. As of December 31, 2019, the Group has accrued most of the amount as other payables of approximately RMB 90.4 million. Management is of the view that these proceedings are at preliminary stages, and it is impossible at this stage to properly evaluate the outcome.

In December 2019, another technology company filed a lawsuit against Xin Run in Beijing Shunyi District People’s Court, for the alleged non-payment of construction fees of RMB65.2 million and the relating interest of RMB 7.5 million. As of December 31, 2019, The Group has accrued most of the amount as other payables amounting to approximately RMB 47.2 million. The court session has not begun, and management is of the view that the litigation is still in early stage, and that it is impossible at this stage to properly evaluate the outcome. Therefore, no other provision has been made for this case.